MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,423,371,456	$ 4,193,232,775
Total Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	3,753,541,191	3,508,054,751
Total investments at contract value	624,833,805	642,246,984
NET ASSETS AVAILABLE FOR BENEFITS	4,378,374,996	4,150,301,735
Total Master Trust | Collective trust funds
EBP, Master Trust [Line Items]
Total investments at fair value	3,032,320,108	2,724,283,304
Total Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	281,035,694	259,244,383
Total Master Trust | Company common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	440,185,389	524,527,064
Total Master Trust | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	140,682,164	177,804,916
Total Master Trust | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	484,151,641	464,442,068
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	3,736,594,330	3,493,214,139
Total investments at contract value	620,612,635	638,023,845
NET ASSETS AVAILABLE FOR BENEFITS	4,357,206,965	4,131,237,984
Plan's Interest in Master Trust | Collective trust funds
EBP, Master Trust [Line Items]
Total investments at fair value	3,018,538,766	2,712,456,790
Plan's Interest in Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	279,121,750	257,539,180
Plan's Interest in Master Trust | Company common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	438,933,814	523,218,169
Plan's Interest in Master Trust | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	139,731,763	176,635,748
Plan's Interest in Master Trust | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	$ 480,880,872	$ 461,388,097